Index Funds

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

July 2, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Index Funds (the “Registrant” or “Trust”)

File Nos. 333-129930, 811-21836

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Registrant effective June 28, 2019, do not differ from those filed electronically via EDGAR in Post-Effective Amendment No. 41 (accession no. 0001398344-19-011313) on June 28, 2019.

Sincerely,

/s/Michael G. Willis

Michael G. Willis

President